Capital Structure - Schedule of Issued and Outstanding Convertible Preferred Stock and its Principal Terms (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized		13,966,292
Convertible preferred stock, shares issued		13,966,292
Convertible preferred stock, shares outstanding	0	13,966,292
Convertible preferred stock, liquidation value		$ 105,974,000
Convertible preferred stock		$ 105,615,000
Series A
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	0	5,157,213
Convertible preferred stock, shares issued	0	5,157,213
Convertible preferred stock, shares outstanding	0	5,157,213	5,157,213
Original Issue Price Per Share		$ 6.3988
Convertible preferred stock, liquidation value	$ 0	$ 33,000,000
Convertible preferred stock		$ 32,826,000	$ 32,826,000
Series B
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	0	3,992,919
Convertible preferred stock, shares issued	0	3,992,919
Convertible preferred stock, shares outstanding	0	3,992,919	3,992,919
Original Issue Price Per Share		$ 7.7700
Convertible preferred stock, liquidation value	$ 0	$ 31,025,000
Convertible preferred stock		$ 30,921,000	$ 30,921,000
Series C
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	0	4,816,160
Convertible preferred stock, shares issued	0	4,816,160
Convertible preferred stock, shares outstanding	0	4,816,160
Original Issue Price Per Share		$ 8.7100
Convertible preferred stock, liquidation value	$ 0	$ 41,949,000
Convertible preferred stock		$ 41,868,000